CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY - USD ($) shares in Thousands	Vimeo Inc.	Total	Common Stock Vimeo Inc. Common Class A [Member]	Common Stock Vimeo Inc. Common Class B [Member]	Additional Paid-in-Capital Vimeo Inc.	Accumulated Deficit Vimeo Inc.	Accumulated Other Comprehensive Loss Vimeo Inc.
Balance at beginning of period at Dec. 31, 2018	$ (75,858,000)		$ 635,000	$ 528,000	$ 48,855,000	$ (125,722,000)	$ (154,000)
Balance at beginning of period (shares) at Dec. 31, 2018			63,488	52,816
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to Class A Voting common stock and Class B Non-Voting common stock shareholders	(75,577,000)					(75,577,000)
Other comprehensive loss	(78,000)						(78,000)
Stock-based compensation expense	$ 5,291,000				5,291,000
Issuance of common stock to IAC/InterActiveCorp as reimbursement for settlement of Vimeo, Inc. stock appreciation rights (shares)	50		50
Issuance of common stock to IAC/InterActiveCorp as reimbursement for settlement of Vimeo, Inc. stock appreciation rights	$ 168,474,000		$ 115,000	$ 132,000	168,227,000
Issuance of common stock to IAC/InterActiveCorp as reimbursement for settlement of Vimeo, Inc. stock appreciation rights (shares)			11,462	13,205
Other	1,381,000				1,381,000
Balance at end of period at Dec. 31, 2019	23,633,000		$ 750,000	$ 660,000	223,754,000	(201,299,000)	(232,000)
Balance at end of period (shares) at Dec. 31, 2019			75,000	66,021
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to Class A Voting common stock and Class B Non-Voting common stock shareholders	(20,260,000)					(20,260,000)
Other comprehensive loss	(120,000)						(120,000)
Stock-based compensation expense	2,016,000				2,016,000
Issuance of common stock to IAC/InterActiveCorp as reimbursement for settlement of Vimeo, Inc. stock appreciation rights	1,000			$ 1,000
Issuance of common stock to IAC/InterActiveCorp as reimbursement for settlement of Vimeo, Inc. stock appreciation rights (shares)				130
Other	566,000				566,000
Balance at end of period at Mar. 31, 2020	5,836,000		$ 750,000	$ 661,000	226,336,000	(221,559,000)	(352,000)
Balance at end of period (shares) at Mar. 31, 2020			75,000	66,151
Balance at beginning of period at Dec. 31, 2019	23,633,000		$ 750,000	$ 660,000	223,754,000	(201,299,000)	(232,000)
Balance at beginning of period (shares) at Dec. 31, 2019			75,000	66,021
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to Class A Voting common stock and Class B Non-Voting common stock shareholders	(50,628,000)					(50,628,000)
Other comprehensive loss	145,000						145,000
Stock-based compensation expense	11,665,000				11,665,000
Issuance of common stock to IAC/InterActiveCorp as reimbursement for settlement of Vimeo, Inc. stock appreciation rights	(20,959,000)			$ 3,000	(20,962,000)
Issuance of common stock to IAC/InterActiveCorp as reimbursement for settlement of Vimeo, Inc. stock appreciation rights (shares)				264
Issuance of common stock, net of fees	149,600,000		$ 87,000		149,513,000
Issuance of common stock, net of fees (in shares)			8,656
Dividends	(31,082,000)					(31,082,000)
Other	2,706,000				2,706,000
Balance at end of period at Dec. 31, 2020	85,080,000	$ 0	$ 837,000	$ 663,000	366,676,000	(283,009,000)	(87,000)
Balance at end of period (shares) at Dec. 31, 2020			83,656	66,285
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to Class A Voting common stock and Class B Non-Voting common stock shareholders	3,313,000					3,313,000
Other comprehensive loss	(22,000)						(22,000)
Stock-based compensation expense	4,912,000				4,912,000
Issuance of common stock to IAC/InterActiveCorp as reimbursement for settlement of Vimeo, Inc. stock appreciation rights	(4,401,000)		$ 1,000		(4,402,000)
Issuance of common stock to IAC/InterActiveCorp as reimbursement for settlement of Vimeo, Inc. stock appreciation rights (shares)			133
Issuance of common stock, net of fees	299,750,000		$ 90,000		299,660,000
Issuance of common stock, net of fees (in shares)			9,000
Other	502,000				502,000
Balance at end of period at Mar. 31, 2021	$ 389,134,000	$ 10.00	$ 928,000	$ 663,000	$ 667,348,000	$ (279,696,000)	$ (109,000)
Balance at end of period (shares) at Mar. 31, 2021			92,789	66,285